Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Retained earnings	Other reserves [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2022	£ 10,096	£ 10,598	£ 1,347	£ 3,440	£ 4,363	£ 1,448	£ (502)
Changes in equity [abstract]
Profit for the year	5,308	4,928			4,928		380
Other comprehensive income/(expense) for the year	(317)	(292)			(45)	(247)	(25)
Total comprehensive income for the year	4,991	4,636			4,883	(247)	355
Distributions to non-controlling interests	(412)						(412)
Contributions from non-controlling interests	7						7
Dividends to shareholders	(2,247)	(2,247)			(2,247)
Realised after tax gains/(losses) on disposal or liquidation of equity investments	0	0			(26)	26
Share of associates and joint ventures realised gains/(losses) on disposal of equity investments	0	0			(7)	7
Shares issued	10	10	1	9
Write-down of shares held by ESOP Trusts	0	0			(324)	324
Shares acquired by ESOP Trusts	0	0		2	283	(285)
Share-based incentive plans	307	307			307
Hedging gain/(loss) after taxation transferred to non-financial assets	36	36				36
Tax on share-based incentive plans	7	7			7
Equity at end of period at Dec. 31, 2023	12,795	13,347	1,348	3,451	7,239	1,309	(552)
Changes in equity [abstract]
Profit for the year	2,951	2,575			2,575		376
Other comprehensive income/(expense) for the year	(173)	(169)			(83)	(86)	(4)
Total comprehensive income for the year	2,778	2,406			2,492	(86)	372
Distributions to non-controlling interests	(416)						(416)
Contributions from non-controlling interests	9						9
Changes to non-controlling interests	4						4
Dividends to shareholders	(2,444)	(2,444)			(2,444)
Deconsolidation of former subsidiary	(2)						(2)
Realised after tax gains/(losses) on disposal or liquidation of equity investments	0	0			14	(14)
Share of associates and joint ventures realised gains/(losses) on disposal of equity investments	0	0			52	(52)
Shares issued	20	20		20
Write-down of shares held by ESOP Trusts	0	0			(362)	362
Shares acquired by ESOP Trusts	0	0		2	457	(459)
Share-based incentive plans	344	344			344
Hedging gain/(loss) after taxation transferred to non-financial assets	(6)	(6)				(6)
Tax on share-based incentive plans	4	4			4
Equity at end of period at Dec. 31, 2024	13,086	13,671	1,348	3,473	7,796	1,054	(585)
Changes in equity [abstract]
Profit for the year	6,289	5,716			5,716		573
Other comprehensive income/(expense) for the year	493	511			323	188	(18)
Total comprehensive income for the year	6,782	6,227			6,039	188	555
Distributions to non-controlling interests	(391)						(391)
Dividends to shareholders	(2,564)	(2,564)			(2,564)
Realised after tax gains/(losses) on disposal or liquidation of equity investments	0	0			(66)	66
Share of associates and joint ventures realised gains/(losses) on disposal of equity investments	0	0			58	(58)
Shares issued	15	15	1	14
Purchase of treasury shares	(1,377)	(1,377)			(1,377)
Write-down of shares held by ESOP Trusts	0	0			(467)	467
Shares acquired by ESOP Trusts	0	0		11	385	(396)
Share-based incentive plans	374	374			374
Tax on share-based incentive plans	31	31			31
Equity at end of period at Dec. 31, 2025	£ 15,956	£ 16,377	£ 1,349	£ 3,498	£ 10,209	£ 1,321	£ (421)

[1]	An analysis of Other reserves is presented as part of Note 37, ‘Movements in equity’.